Redeemable non-controlling interests (Details) ¥ in Thousands, $ in Thousands					1 Months Ended					12 Months Ended
	Sep. 29, 2024 CNY (¥)	May 31, 2024 CNY (¥)	Sep. 16, 2020 CNY (¥)	Apr. 29, 2020 CNY (¥)	Jun. 30, 2024 CNY (¥)	Sep. 30, 2021 CNY (¥)	Feb. 28, 2021 CNY (¥)	Jul. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 30, 2024
Redeemable non-controlling interests
Redeemable non-controlling interests										¥ 7,441,997	¥ 3,860,384		$ 1,019,549
NIO China
Redeemable non-controlling interests
Cash investments received			¥ 2,000,000					¥ 5,000,000	¥ 5,000,000
Minority interest (in percentage)			8.612%
Percentage of ownership interest held (as a percent)							3.305%
Accretion of redeemable non-controlling interests to redemption value										¥ 329,939	303,163	¥ 279,355
Period to submit application for a Qualified Initial Public Offering										48 months
Period to complete the Qualified Initial Public Offering										60 months
Annual interest rate (as a percent)										8.50%			8.50%
NIO Holding Co., Ltd.
Redeemable non-controlling interests
Redeemable non-controlling interests										¥ 6,985,787	¥ 3,860,384
Minority interest (in percentage)	11.75%
Percentage of ownership interest held (as a percent)	88.25%									100.00%	100.00%		100.00%
Annual interest rate (as a percent)	7.50%
NIO Energy Investment (Hubei) Co., Ltd. ("PE CNHC")
Redeemable non-controlling interests
Redeemable non-controlling interests										¥ 456,210
Warrant Liabilities										¥ 53,416
Minority interest (in percentage)		10.00%
Period for redemption of equity interest										60 months
Percentage of ownership interest held (as a percent)										100.00%			100.00%	90.91%
Accretion of redeemable non-controlling interests to redemption value										¥ 17,577
Annual interest rate (as a percent)										5.00%			5.00%
Strategic investors | NIO China
Redeemable non-controlling interests
Cash injected				¥ 7,000,000			¥ 5,500,000
Cash investments received			¥ 511,458			¥ 2,500,000
Minority interest (in percentage)						1.418%
Accretion of redeemable non-controlling interests to redemption value						¥ 2,023,534
Strategic investors | NIO China | Maximum
Redeemable non-controlling interests
Cash injected							¥ 10,000,000
NIO Holding Co., Ltd.
Redeemable non-controlling interests
Cash injected	¥ 10,000,000
Payment to acquire additional interest										¥ 10,000,000
NIO Holding Co., Ltd. | Strategic investors
Redeemable non-controlling interests
Cash injected	¥ 3,300,000
Proceeds from issuance of redeemable non-controlling interests										¥ 2,800,000
NIO Energy Investment (Hubei) Co., Ltd. ("PE CNHC") | Strategic investors
Redeemable non-controlling interests
Cash injected		¥ 1,000,000
Additional purchase of warrants		¥ 500,000
Proceeds from issuance of redeemable non-controlling interests					¥ 500,000